Segmented Information - Additional Information (Detail)	12 Months Ended
Mar. 28, 2020 Segment Store Location
Segment Information [Line Items]
Number of reportable segments | Segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores | Store	27
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations | Location	2